UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-01976

                             Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                           New York, NY 10019

(Address of principal executive offices) (Zip code)

John B. Harris

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street

Suite 5000

                         New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 686-6884

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) Report to Stockholders.

(b) Not applicable.

SEMI-ANNUAL

REPORT

(Unaudited)

JUNE 30, 2021

As of February 12, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you have specifically requested paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website (www.sequoiafund.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically at any time by contacting your financial intermediary.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-686-6884.

Sequoia Fund	June 30, 2021

Sequoia Fund	June 30, 2021

Illustration of an Assumed Investment of $10,000 (Unaudited)

The graph below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the “Fund”) shares were first offered to the public) through June 30, 2021.

  Sequoia Fund’s results as of June 30, 2021 appear below with results of the S&P 500 Index for the same periods:

Period ended June 30, 2021	Sequoia Fund	S&P 500 Index*
6 Months	16.05%	15.25%
1 Year	44.53%	40.79%
5 Years (Annualized)	18.30%	17.65%
10 Years (Annualized)	12.22%	14.84%
Since inception (Annualized)**	13.96%	11.38%

The results shown in the graph and table, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

*The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. The Index does not incur expenses. It is not possible to invest directly in the Index.

**Inception Date: July 15, 1970.

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain this and other information about the Fund. You may obtain year to date performance as of the most recent quarter end, and copies of the prospectus and summary prospectus, by calling 1-800-686-6884, or on the Fund’s website at www.sequoiafund.com. Please read the prospectus and summary prospectus carefully before investing.

Shares of the Fund are distributed by Foreside Financial Services, LLC (Member of FINRA). An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sequoia Fund	June 30, 2021

Shareholder Letter

July 14, 2021

Dear Sequoia Shareholders:

For the second quarter of 2021, Sequoia Fund generated a total return of 6.85%1 , net of fees, versus 8.55% for the Standard and Poor’s 500 Index. The Fund generated a total return of 16.05% year-to-date through June 30, 2021, versus a 15.25% return for the Index.

During the quarter we opportunistically trimmed the Fund’s stakes in Arista, Eurofins and Jacobs and added to our holdings in Anthem, Micron, Netflix and UnitedHealth. We also exited our investment in a2 Milk and sold our remaining holdings of Mastercard. We will have more to say about a2 in our year-end letter, but the very short story in the meantime is that changed facts caused us to change our minds. Mastercard, by contrast, remains the same fantastic business that it has always been. Weighing this important fact against the increasing pace of innovation in financial technology, we simply concluded that the valuation of the company had become unattractive relative to alternatives. We discuss both of these investments in our new quarterly commentary video that is now available on our websites.

**********

We are pleased to announce the addition of a new digital content library on our website. The library is designed to enable existing and prospective clients to learn more about our portfolio, process and philosophy through a variety of media, including videos, podcasts and “old fashioned” printed material. In addition to the past letters and annual meeting transcripts that we have always made available, it will include replays of the annual meeting, case studies and deep dives on various holdings and a new quarterly audio/video commentary that will supplement our written communications. Over time, we expect to share additional forms of content on a regular cadence, in hopes of providing interested clients with the opportunity to get even better acquainted with how we do what we do and why we own what we own. While some of this new information will be available on our public website, most of it will be password-protected. Please email info@ruanecunniff.com to request access.

Finally, as a reminder, our annual Investor Day will take place on Thursday, November 4, 2021, at 10am, in the ballroom of the Plaza Hotel in New York City. Further details will be available over the coming months, and while we hope to see many of you in person, we will offer a virtual participation option as well.

Sincerely,

The Ruane, Cunniff & Goldfarb Investment Committee,

Arman Gokgol-Kline	John B. Harris	Trevor Magyar	D. Chase Sheridan

1 The performance data for the Fund shown above represents past performance and assumes reinvestment of dividends. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s 1-year, 5-year and 10-year average annual total returns through June 30, 2021 were 44.53%, 18.30% and 12.22%, respectively. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

Sequoia Fund	June 30, 2021

Fund’s Largest Holdings (Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s net assets as of June 30, 2021:

	% of net assets
Position	06/30/2021	12/31/2020
Alphabet, Inc.	7.6%	6.1%
Facebook, Inc.	6.3%	5.0%
CarMax, Inc.	6.3%	5.2%
UnitedHealth Group, Inc.	5.5%	5.3%
Credit Acceptance Corp.	5.3%	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%	6.1%
Anthem, Inc.	5.0%	N/A
Micron Technology, Inc.	5.0%	N/A
Liberty Broadband Corp.	4.6%	3.9%
The Charles Schwab Corp.	4.6%	4.0%
Constellation Software, Inc.	4.0%	4.3%
Liberty Media Corp.-Liberty Formula One	3.8%	3.8%
Vivendi SA.	3.7%	4.0%
Eurofins Scientific SE	3.7%	4.4%
The Walt Disney Co.	3.6%	4.2%
Netflix, Inc.	3.0%	3.1%
Intercontinental Exchange, Inc.	3.0%	3.3%

	80.1%	67.1%

Sequoia Fund	June 30, 2021

Sector Breakdown (Unaudited)
As of June 30, 2021	% of net assets
Movies & Entertainment	14.1%
Interactive Media & Services	13.9%
Managed Health Care	10.6%
Semiconductors	10.1%
Automotive Retail	6.3%
Internet & Direct Marketing Retail	5.9%
Consumer Finance	5.3%
Cable & Satellite	4.6%
Investment Banking & Brokerage	4.6%
Application Software	4.0%
Life Sciences Tools & Services	3.7%
Financial Exchanges & Data	3.0%
Construction & Engineering	2.9%
Multi-Sector Holdings	2.5%
Aerospace & Defense	2.2%
Data Processing & Outsourced Services	2.0%
Communications Equipment	1.6%
Property & Casualty Insurance	0.4%
Other Assets	2.3%
100.0%

Sequoia Fund	June 30, 2021

Annual Fund Operating Expenses (Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.09%

Total Annual Fund Operating Expenses*	1.09%
Expense Reimbursement by Investment Adviser*	-0.09%

Net Annual Fund Operating Expenses*	1.00%

* It is the intention of Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) to ensure the Fund does not pay in excess of 1.00% in Net Annual Fund Operating Expenses. This expense reimbursement obligation is a provision of the Investment Adviser’s investment advisory contract with the Fund and the reimbursement obligation will be in effect only so long as that investment advisory contract is in effect. The expense ratio presented is from the Fund’s prospectus dated April 30, 2021. For the year ended December 31, 2020, the Fund’s annual operating expenses and investment advisory fee, net of the reimbursement, were 1.00% and 0.91%, respectively.

Fees and Expenses of the Fund (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period** January 1, 2021 through June 30, 2021
Actual	$1,000	$1,160.50	$5.36
Hypothetical (5% return per year before expenses)	$1,000	$1,019.84	$5.01

** Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sequoia Fund	June 30, 2021

Schedule of Investments (Unaudited)

June 30, 2021

(Percentage are of the Fund’s Net Assets)

Common Stocks (97.7%)

Shares		Value (Note 1)
	Aerospace & Defense (2.2%)
79,110,516	Rolls-Royce Holdings PLC (United Kingdom)(a)	$108,251,694

	Application Software (4.0%)
129,644	Constellation Software, Inc. (Canada)	196,349,582

	Automotive Retail (6.3%)
2,380,073	CarMax, Inc.(a)	307,386,428

	Cable & Satellite (4.6%)
422,084	Liberty Broadband Corp. - Class A(a)	70,981,866
893,831	Liberty Broadband Corp. - Class C(a)	155,222,692

		226,204,558

	Communications Equipment (1.6%)
216,268	Arista Networks, Inc.(a)	78,356,059

	Construction & Engineering (2.9%)
1,065,483	Jacobs Engineering Group, Inc.	142,156,742

	Consumer Finance (5.3%)
569,202	Credit Acceptance Corp.(a)	258,480,320

	Data Processing & Outsourced Services (2.0%)
698,957	Fidelity National Information Services, Inc.	99,021,238

	Financial Exchanges & Data (3.0%)
1,237,843	Intercontinental Exchange, Inc.	146,931,964

	Interactive Media & Services (13.9%)
100,042	Alphabet, Inc. - Class A(a)	244,281,555
50,880	Alphabet, Inc. - Class C(a)	127,521,561
886,315	Facebook, Inc. - Class A(a)	308,180,589

		679,983,705

	Internet & Direct Marketing Retail (5.9%)
1,499,478	Prosus NV (Netherlands)	146,632,158
456,525	Wayfair, Inc. - Class A(a)	144,129,508

		290,761,666

	Investment Banking & Brokerage (4.6%)
3,059,387	The Charles Schwab Corp.	222,753,968

	Life Sciences Tools & Services (3.7%)
1,578,783	Eurofins Scientific SE (Luxembourg)	180,464,843

	Managed Health Care (10.6%)
646,050	Anthem, Inc.	246,661,890
673,049	UnitedHealth Group, Inc.	269,515,742

		516,177,632

	Movies & Entertainment (14.1%)
43,481	Liberty Media Corp.-Liberty Formula One - Class A(a)	1,853,595
3,832,607	Liberty Media Corp.-Liberty Formula One - Class C(a)	184,769,984
281,505	Netflix, Inc.(a)	148,693,756
997,772	The Walt Disney Co.(a)	175,378,384
5,383,123	Vivendi SA (France)	180,831,469

		691,527,188

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Multi-Sector Holdings (2.5%)
128	Berkshire Hathaway, Inc. - Class A(a)	$53,580,928
241,116	Berkshire Hathaway, Inc. - Class B(a)	67,010,959

		120,591,887

	Property & Casualty Insurance (0.4%)
1,724,939	Hiscox, Ltd. (Bermuda)(a)	19,842,875

	Semiconductors (10.1%)
2,869,840	Micron Technology, Inc.(a)	243,879,003
2,074,015	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	249,213,643

		493,092,646

	Total Common Stocks (Cost $2,548,695,212)	4,778,334,995

	Total Investments (97.7%) (Cost $2,548,695,212)(b)	4,778,334,995
	Other Assets Less Liabilities (2.3%)	114,078,294

	Net Assets (100.0%)	$4,892,413,289

(a)	Non-income producing security.

(b)	The cost for federal income tax purposes is $2,546,842,421.The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off.

Abbreviation:

SP ADR Sponsored American Depository Receipt

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of June 30, 2021, all financial instruments listed in the Schedule of Investments are considered Level 1. During the six months ended June 30, 2021, there were no transfers between Levels and there were no Level 3 securities held by the Fund.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Statement of Assets and Liabilities (Unaudited)

June 30, 2021

Assets
Investments in securities, at value (cost $2,548,695,212) (Note 1)	$4,778,334,995
Cash on deposit	130,043,791
Receivable for investments sold	10,194,825
Receivable for capital stock sold	2,427,815
Dividends and interest receivable	1,305,228
Other assets	1,648

Total assets	4,922,308,302

Liabilities
Payable for investments purchased	24,391,517
Payable for capital stock repurchased	1,434,047
Accrued investment advisory fee	3,744,499
Accrued professional fees	192,205
Accrued transfer agent fees	46,401
Accrued custodian fees	20,316
Accrued independent Directors fees and expenses	38,003
Accrued other expenses	28,025

Total liabilities	29,895,013

Net Assets	$4,892,413,289

Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 25,421,544 shares outstanding	$2,240,246,197
Total distributable earnings (loss)	2,652,167,092

Net Assets	$4,892,413,289

Net asset value per share	$192.45

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Statement of Operations (Unaudited)

Six Months Ended June 30, 2021

Investment Income
Income
Dividends, net of $1,451,539 foreign tax withheld	$24,031,968

Total investment income	24,031,968

Expenses
Investment advisory fee (Note 2)	23,176,765
Professional fees	417,930
Transfer agent fees	350,630
Independent Directors fees and expenses	309,477
Custodian fees	61,983
Other	661,489

Total expenses	24,978,274
Less professional fees reimbursed by insurance company (Note 6)	27,400

Expenses before reimbursement by Investment Adviser	24,950,874
Less expenses reimbursed by Investment Adviser (Note 2)	1,699,731

Net expenses	23,251,143

Net investment income	780,825

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments (Note 3)	426,634,101
Foreign currency transactions	(458,457)

Net realized gain on investments and foreign currency transactions	426,175,644

Net change in unrealized appreciation/(depreciation) on
Investments	259,977,457
Foreign currency translations	13,380

Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	259,990,837

Net realized and unrealized gain on investments and foreign currency transactions and translations	686,166,481

Net increase in net assets from operations	$686,947,306

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Statements of Changes in Net Assets

	Six Months Ended 6/30/21	Year Ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets
From operations
Net investment income (loss)	$780,825	$(24,378,640)
Net realized gain on investments and foreign currency transactions	426,175,644	635,575,447
Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	259,990,837	234,194,723

Net increase in net assets from operations	686,947,306	845,391,530

Distributions to shareholders from:
Total distributable earnings	(107,048,721)	(544,807,691)

Capital share transactions
Shares sold	57,507,832	99,116,146
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	84,789,484	424,384,788
Shares repurchased	(160,178,754)	(473,786,784)

Net increase (decrease) from capital shares transactions	(17,881,438)	49,714,150

Total increase in net assets	562,017,147	350,297,989
Net Assets
Beginning of period	4,330,396,142	3,980,098,153

End of period	$4,892,413,289	$4,330,396,142

Share transactions
Shares sold	313,484	670,337
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	450,696	2,613,661
Shares repurchased	(873,178)	(3,060,482)

Net increase (decrease) from capital share transactions	(108,998)	223,516

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019		2018	2017		2016
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$169.62		$157.27	$132.20		$169.55	$161.28		$207.26

Income from investment operations
Net investment income (loss)	0.03		(0.95)	(0.62)		(0.69)	(0.59)		(0.43)
Net realized and unrealized gains (losses) on investments	27.08		36.20	38.50		(2.67)	32.12		(15.16)

Net increase (decrease) in net asset value from operations	27.11		35.25	37.88		(3.36)	31.53		(15.59)

Less distributions from
Net investment income	—		—	(1.16	)(a)	—	—		—
Net realized gains	(4.28)		(22.90)	(11.65)		(33.99)	(23.26)		(30.39)

Total distributions	(4.28)		(22.90)	(12.81)		(33.99)	(23.26)		(30.39)

Net asset value, end of period	$192.45		$169.62	$157.27		$132.20	$169.55		$161.28

Total Return	16.05	%(b)	23.33%	29.12%		(2.62)%	20.07	%(c)	(6.90)%

Ratios/Supplementary data
Net assets, end of period (in millions)	$4,892		$4,330	$3,980		$3,436	$4,246		$4,096
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser(d)	1.08	%(e)	1.09%	1.07%		1.06%	1.07%		1.07%
After expenses reimbursed by Investment Adviser	1.00	%(e)	1.00%	1.00%		1.00%	1.00%		1.00%
Ratio of net investment income (loss) to average net assets	0.03	%(e)	(0.63)%	(0.42)%		(0.42)%	(0.35)%		(0.22)%
Portfolio turnover rate	13	%(b)	28%	16%		27%	18%		16%

(a)

The difference of net investment income/(loss) for financial and tax reporting is attributable to financial and tax accounting differences on a corporate spin–off. As a result, the Fund was required to make a distribution from net investment income for tax purposes.

(b)	Not annualized.

(c)	Includes the impact of proceeds received and credited to the Fund resulting from a class action settlement, which enhanced the Fund’s performance for the year ended December 31, 2017 by 0.05%.

(d)

Reflects reductions of 0.00%, 0.00%, 0.02%, 0.05%, 0.02% and 0.02% for expenses reimbursed by insurance company for the period ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 , 2017 and 2016, respectively.

(e)	Annualized.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services— Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

A.

Valuation of investments: Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at the time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

B.

Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

D.

Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

E.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited) (Continued)

F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Affiliates

The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.

Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1.00% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1⁄2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1.00% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2021 and the Investment Adviser reimbursed the Fund $1,328,131. Such reimbursement is not subject to recoupment by the Investment Adviser.

The Fund has contractually agreed to pay an asset-based fee to certain financial intermediaries for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediaries. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediaries on behalf of the Fund for the six months ended June 30, 2021 were approximately $371,600, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.

For the six months ended June 30, 2021, advisory fees of $23,176,765 were earned by the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser. There were no other amounts accrued or paid to interested persons, including officers and directors.

Note 3— Investment Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2021 were $572,031,390 and $737,809,735, respectively. Included in proceeds of sales is $6,418,620 representing the value of securities distributed in payment of redemptions in-kind, resulting in realized gains of $6,275,860.

Note 4— Federal Income Tax Information

Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2021, permanent differences due primarily to realized gains on redemptions in-kind not recognized for tax purposes resulted in a net decrease in total distributable earnings (loss) of $6,275,860 with a corresponding increase in paid in capital of $6,275,860. These reclassifications had no effect on net assets.

At June 30, 2021 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $2,546,842,421, $2,233,055,048 and $1,562,474, respectively. The net unrealized depreciation on foreign currencies was $3,181.

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows:

	2021	2020
Distributions paid from
Ordinary income	$913,393	$7,408,682
Long-term capital gains	106,135,328	537,399,009

	$107,048,721	$544,807,691

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of June 30, 2021 and December 31, 2020 the components of distributable earnings on a tax basis were as follows:

	2021	2020
Undistributed ordinary income / (ordinary loss deferral)	$780,825	$913,207
Undistributed long-term gains	419,896,874	106,132,605
Unrealized appreciation	2,231,489,393	1,971,498,555

	$2,652,167,092	$2,078,544,367

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2017 through December 31, 2020) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Note 5— Interim Financial Statement

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, except as noted in the following paragraph, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss thereunder to be remote.

During the six months ended June 30, 2021, the Fund indemnified the Independent Directors for approximately $27,400 in legal fees incurred by the Independent Directors in connection with legal matters. Such legal fees are included in professional fees in the Statement of Operations. These legal fees were paid directly to counsel by the insurance company for the Independent Directors pursuant to the Fund’s directors and officers insurance policy.

Note 7— Legal Proceedings

On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRA A/C Peter Christopher Gardner, derivatively and on behalf of Sequoia Fund, Inc. (the “Fund”), filed a suit against Ruane, Cunniff & Goldfarb Inc. (“RCG”), Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund was also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserted derivative claims in connection with certain of the Fund’s investments against the Defendants for alleged breach of fiduciary

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited) (Continued)

duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of New York, County of New York. In February 2017, the court granted the Defendants’ motion to dismiss all claims in the action. On March 22, 2017, the plaintiffs filed a notice of appeal from the court’s dismissal. On July 5, 2018, the Supreme Court Appellate Division, First Department, unanimously affirmed the dismissal of all claims. On November 29, 2018, the plaintiffs filed an application for leave to appeal the Appellate Division’s ruling to the New York Court of Appeals. That application was denied on February 21, 2019.

On November 14, 2017, Donald Tapert, derivatively and on behalf of the Fund, filed a suit against David M. Poppe, Edward Lazarus, Robert L. Swiggett, Roger Lowenstein, Tim Medley, John B. Harris, Peter Atkins, Melissa Crandall, Robert D. Goldfarb, and RCG, in the Baltimore City Circuit Court, Maryland. The Fund was also named in the suit as a Nominal Defendant. The complaint asserted derivative claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The case is Tapert v. Poppe et al., Case No. 24-C-17-005430, Baltimore City Circuit Court, Maryland. Defendants moved to dismiss the complaint on March 19, 2018, and the Court granted that motion on August 14, 2019 and dismissed the claims with prejudice. Plaintiff initially appealed the court’s decision to the Maryland Court of Special Appeals on September 13, 2019, but thereafter voluntarily dismissed the previously-filed appeal in May 2020.

On February 9, 2018, Charles Wilfong & Ann R. Wilfong JTWROS, derivatively and on behalf of the Fund, filed a suit against RCG, Robert D. Goldfarb, David Poppe and Roger Lowenstein, in the Supreme Court of the State of New York. The Fund was also named in the suit as a Nominal Defendant. The complaint asserted derivative claims for breach of duty of loyalty, breach of duty of care, and wrongful refusal to take action. The case is Wilfong v. Ruane, Cunniff & Goldfarb Inc. et al., 650699/2018, Supreme Court of the State of New York, County of New York. The action was dismissed by stipulation of the parties on September 20, 2019 without prejudice to Plaintiffs refiling the action solely in the event that the Maryland Court of Special Appeals reversed the Baltimore City Circuit Court’s decision in the Tapert action. By virtue of the dismissal of the Tapert appeal, the dismissal of this action is now with prejudice as a result of the terms of the stipulation.

On May 21, 2018, Thomas Edwards and Michael Fortune, individually and as representatives of a purported class, filed a suit against the Fund in the United States District Court in the Southern District of New York. The complaint asserted a claim for breach of contract. The case is Edwards v. Sequoia Fund, Inc., Case No. 1:18-cv-04501, S.D.N.Y. On October 18, 2018, the court granted the Fund’s motion to dismiss all claims. On November 15, 2018, plaintiffs filed a notice of appeal to the U.S. Court of Appeals for the Second Circuit. The Second Circuit affirmed the District Court’s decision on September 9, 2019.

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan (the “Plan”), filed a suit in the United States District Court for the Southern District of New York against RCG, DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles E. Haldeman, Jr., Samuel G. Liss and John Does 1-20. The Fund is not a defendant in this lawsuit. The complaint asserted claims for alleged breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., Case No. 1:16-cv-01900-WHP, U.S. District Court for the Southern District of New York. Upon being presented with an arbitration agreement between plaintiff and DST, plaintiff dismissed without prejudice all claims against all of the defendants other than RCG, which was thereby the only defendant remaining in the case. On August 15, 2017, the court granted RCG’s motion to compel arbitration and the case was dismissed on August 17, 2017. On September 8, 2017, the plaintiffs filed a notice of appeal from the District Court’s order granting the motion to compel arbitration and dismissing the case. On March 4, 2021, the Second Circuit reversed the District Court’s order and remanded the case to the District Court for further proceedings.

On September 1, 2017, plaintiffs Michael L. Ferguson, Myrl C. Jeffcoat and Deborah Smith, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of New York against RCG, DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., George L. Argyros, Tim Bahr, Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Ned Burke, John W.

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited) (Continued)

Clark, Michael G. Fitt, Gary D. Forsee, Steven Gebben, Gregg Wm. Givens, Kenneth Hager, Charles E. Haldeman, Jr., Lawrence M. Higby, Joan Horan, Stephen Hooley, Robert T. Jackson, Gerard M. Lavin, Brent L. Law, Samuel G. Liss, Thomas McDonnell, Jude C. Metcalfe, Travis E. Reed, M. Jeannine Strandjord, Beth Sweetman, Douglas Tapp and Randall Young. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty under ERISA, breach of trust, and other claims. The case is Ferguson, et al. v. Ruane, Cunniff & Goldfarb Inc., et al., Case No. 1:17-cv-06685-ALC (S.D.N.Y.). On July 25, 2018, Stephanie Ostrander, a Plan participant, filed a motion in Ferguson seeking to intervene in that case to assert a class action on behalf of certain Plan participants. The court denied the motion to intervene on March 29, 2019. On December 14, 2018, the DST defendants filed a partial motion to dismiss, seeking dismissal of certain claims relating solely to the 401(k) portion of the Plan, with which RCG had no involvement. The court granted the motion to dismiss on September 18, 2019. On April 10, 2020, Plaintiffs moved to amend their complaint to add class allegations and to delete the allegations relating to the 401(k) portion of the Plan. Contemporaneously, Plaintiffs also filed a motion to certify the class. The DST defendants consented to both motions. The court denied the motions without prejudice in light of the Second Circuit’s decision in Cooper on March 8, 2021. Plaintiffs renewed both motions on April 5, 2021.

Both RCG and the DST defendants have reached settlement agreements in principle with the Plaintiffs. The Plaintiffs submitted those agreements, along with motions for approval of the settlements, to the court on January 12, 2021. Those motions are currently pending.

On September 7, 2017, plaintiff Stephanie Ostrander, as representative of a class of similarly situated persons, and on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed suit in the Western District of Missouri against DST Systems, Inc., The Advisory Committee of the DST Systems, Inc., 401(k) Profit Sharing Plan, The Compensation Committee of The Board of Directors of DST Systems, Inc., RCG and John Does 1-20. The complaint asserted claims for alleged breach of fiduciary duty, breach of trust, and other claims. The case is Ostrander v. DST Systems, Inc. et al., Case No. 4:17-cv-00747-BCW. The Fund is not a defendant in this lawsuit. On February 2, 2018, the court granted the defendants’ motion to dismiss all claims.

On September 28, 2018, counsel for Stephanie Ostrander filed another suit, Canfield v. SS&C Tech. Holdings, Inc. et al., Case No. 1:18-cv-08913-ALC (S.D.N.Y.), asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, and Ostrander cases. The Fund is not a defendant in this lawsuit.

On November 5, 2018, counsel for Stephanie Ostrander filed another suit, Mendon v. SS&C Tech. Holdings, Inc.,et al., Case No. 1:18-cv-10252-ALC (S.D.N.Y.), asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, Ostrander, and Canfield cases. The Fund is not a defendant in this lawsuit.

On August 6, 2018, eleven participants of the DST Profit Sharing Plan submitted arbitration demands (the “Demands”) to the American Arbitration Association (the “Arbitrations”). The Demands assert claims that are virtually identical to those in the Cooper, Ferguson, Ostrander, Canfield, and Mendon cases. An additional approximately 466 claimants subsequently sent demands, similar to the Demands, for submission to the American Arbitration Association. The Fund is not a defendant in these proceedings.

RCG reached an agreement to settle claims asserted against it in the Arbitrations, Canfield and Mendon on June 5, 2020.

On October 8, 2019, the Secretary of Labor filed a suit in the United States District Court for the Southern District of New York against RCG, DST Systems, Inc., Robert D. Goldfarb, The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Kenneth Hager, Randall D. Young, Gregg W. Givins, Gerard M. Lavin, M. Elizabeth Sweetman, Douglas W. Tapp, George L. Argyros, Lawrence M. Higby, Travis E. Reed, Lowell L. Bryan, Samuel G. Liss, Brent L. Law, Lynn Dorsey Bleil, Jerome H. Bailey, Gary D. Forsee, and Charles E. Haldeman, Jr. The Fund is not a defendant in this lawsuit. The Secretary’s complaint asserts claims for alleged breaches of fiduciary duties and co-fiduciary breach. The case is Scalia v. Ruane, Cunniff & Goldfarb Inc.,et al., Case No. 1:19-cv-9302-ALC (S.D.N.Y.). RCG, Mr. Goldfarb, and the DST defendants all moved to dismiss the Secretary’s complaint on December 4, 2020; the Secretary opposed those motions on January 8, 2021; and all defendants submitted replies in support of their motions on February 5, 2021.

Sequoia Fund	June 30, 2021

Notes to Financial Statements (Unaudited) (Continued)

On November 11, 2020, plaintiffs DST Systems, Inc., the Advisory Committee of the DST Systems, Inc. 401(k) Profit Sharing Plan, and the Compensation Committee of the Board of Directors of DST Systems, Inc. filed suit against RCG, Ruane, Cunniff & Goldfarb LLC, Ruane, Cunniff & Goldfarb L.P., and certain current and former officers, directors and owners of RCG. The case is DST Systems, Inc., et al. v. Ruane, Cunniff & Goldfarb Inc., et al., Case No. 1:20-cv-9472 (S.D.N.Y.). The Fund is not a defendant in this lawsuit. The complaint asserts claims for indemnification, contribution, fraudulent conveyance, and breach of contract in connection with the litigations relating to the DST pension funds.

RCG believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them.

On December 10, 2019, RCG filed a suit in the United States District Court for the Southern District of New York against the claimants in the arbitrations pending before the American Arbitration Association (the “Claimants”). The suit also names, as nominal defendants, DST Systems, Inc., the plaintiffs in the Ferguson, Canfield, and Mendon cases, and the Secretary of Labor. RCG’s complaint seeks declaratory and injunctive relief regarding the overlapping and duplicative actions pending against RCG. On December 18, 2019, RCG filed a motion for preliminary injunction and appointment of a special master, seeking a stay of the arbitrations pending before the American Arbitration Association. Claimants and the Secretary of Labor have opposed that motion. In addition, Claimants moved to dismiss RCG’s complaint on January 6, 2020. The Secretary of Labor requested a pre-motion conference in connection with an anticipated motion to dismiss RCG’s complaint on February 18, 2020. RCG’s motion for a preliminary injunction and appointment of a special master and Claimants’ motion to dismiss have been fully-briefed, and no date has been set for oral argument on those motions or a pre-motion conference on the Secretary’s anticipated motion to dismiss. The case is Ruane, Cunniff & Goldfarb Inc. v. Payne, et al., Case No. 1:19-cv-11297-ALC (S.D.N.Y.). On July 10, 2020, RCG moved for voluntary dismissal of the action as a result of the settlements of the claims asserted against RCG in the Arbitrations, Canfield, and Mendon. The court granted that motion on September 28, 2020.

The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.

Sequoia Fund	June 30, 2021

Statement Regarding Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategy, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires the Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended December 31, 2020 (the “Covered Period”), the Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Investment Adviser, which the Board has designated to administer the Program, prepared a written report (the “Report”) that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period. The Board reviewed and accepted the Report, which determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and that during the Covered Period the Program operated adequately and effectively in managing the Fund’s liquidity risk.

Other Information (Unaudited)

Shares of the Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund is non-diversified, meaning that it invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Fund’s net asset value per share.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov. For a complete list of the Fund’s portfolio holdings, view the most recent semi-annual or annual report on the Fund’s web site at http://www.sequoiafund.com/communications.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit the Fund’s web site at www.sequoiafund.com and use the link under “Prospectus” - “Our Proxy Voting Policies & Procedures” to obtain all proxy information. This information may also be obtained from the SEC’s web site at www.sec.gov or by calling DST Systems, Inc. at 1-800-686-6884.

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Sequoia Fund	June 30, 2021

Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

1-800-686-6884

Website: www.sequoiafund.com

Interested Directors

John B. Harris

Gregory W. Steinmetz

Independent Directors

Peter Atkins, Chairman of the Board

Melissa Crandall

Edward Lazarus

Roger Lowenstein

Katharine Weymouth

Officers
John B. Harris	—	President & CEO
Wendy Goodrich	—	Executive Vice President
Patrick Dennis	—	Treasurer
Michael Sloyer	—	General Counsel, Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary

Investment Adviser

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

The Bank of New York Mellon

MF Custody Administration Department

225 Liberty Street, 25th Floor

New York, New York 10286

Registrar and Transfer Agent

DST Systems, Inc.

P.O. Box 219477

Kansas City, Missouri 64121

Accounting Agent

The Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581

Legal Counsel

Seward & Kissel LLP

901 K Street, NW

Washington, DC 20001

9 West 57th Street, Suite 5000

New York, NY 10019

(212) 832-5280

info@ruanecunniff.com

For additional information about Ruane, Cunniff & Goldfarb and Sequoia Fund,

please visit www.ruanecunniff.com and www.sequoiafund.com.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sequoia Fund, Inc.

By (Signature and Title) /s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date    August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date    August 26, 2021

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer
(principal financial officer)

Date    August 26, 2021